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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds


(Exact name of registrant as specified in charter)
c/o The Charles Schwab Family of Funds
211 Main Street
San Francisco CA 94105


(Address of principal executive offices) (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
211 Main Street
San Francisco CA 94105


(Name and address of agent for service)
Registrant's telephone number, including area code: (415) 627-7000 Date of fiscal year end: 12/31
Date of reporting period: July 1, 2009 - June 30, 2010
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ICA File Number: 811-05954
Reporting Period: 07/01/2009 - 06/30/2010
The Charles Schwab Family of Funds



Registrant Name :
Fund Name : Schwab Advisor Cash Reserves
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab AMT Tax-Free Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Cash Reserves
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Government Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Investor Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Massachusetts AMT Tax-Free Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Money Market Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab New Jersey AMT Tax-Free Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab New York AMT Tax-Free Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Pennsylvania Municipal Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Retirement Advantage Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab U.S. Treasury Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab Value Advantage Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Registrant Name :
Fund Name : Schwab California AMT Tax-Free Money Fund
In all markets, for all statuses, for
Key-

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.







Item 1: Proxy Voting Record -

Registrant Name :

Fund Name : Schwab California Municipal Money Fund

In all markets, for all statuses, for

Key-

Nuveen Insured
 California
 Tax-Free
 Advantage
 Municipal
 Fund

Ticker           Security ID:                          Meeting Date             Meeting Status
NKX              CUSIP 670651306                       01/12/2010               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt
1.1              Elect Trustee Robert P. Bremner        Mgmt        For         For         For
1.2              Elect Trustee Jack B. Evans            Mgmt        For         For         For
1.3              Elect Trustee William C. Hunter        Mgmt        For         For         For
1.4              Elect Trustee William J. Schneider     Mgmt        For         For         For

2                Approve Elimination of Fundamental     Mgmt        For         For         For
                 Investment Policy Relating To
                 Investments In Municipal Securities.

3                Approve New Fundamental Investment     Mgmt        For         For         For
                 Policy Relating To Investments In
                 Municipal Securities For The Fund.








Item 1: Proxy Voting Record -

Registrant Name :

Fund Name : Schwab Municipal Money Fund

In all markets, for all statuses, for

Key-

Nuveen Insured
 New York
 Dividend
 Advantage Muni
 Fund

Ticker           Security ID:                          Meeting Date             Meeting Status
NKO              CUSIP 67071N300                      04/14/2010               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1              Elect Judith Stockdale                Mgmt        N/A         For         N/A
1.2              Elect Carole Stone                    Mgmt        N/A         For         N/A
1.3              Elect William Hunter                  Mgmt        N/A         For         N/A
1.4              Elect William Schneider               Mgmt        N/A         For         N/A

Nuveen Insured
 New York
 Dividend
 Advantage
 Municipal
 Fund

Ticker           Security ID:                          Meeting Date             Meeting Status
NKO              CUSIP 67071N300                      07/31/2009               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt
1.1              Elect Trustee Robert P. Bremner        Mgmt        For         For         For
1.2              Elect Trustee Jack B. Evans            Mgmt        For         For         For
1.3              Elect Trustee William C. Hunter        Mgmt        For         For         For
1.4              Elect Trustee William J. Schneider     Mgmt        For         For         For

2                Approve Elimination of Fundamental     Mgmt        For         For         For
                 Investment Policy -Tax-Exempt
                 Municipal Bonds Covered by Insurance

3                Approve Change of Fundamental          Mgmt        For         For         For
                 Investment Policy -Tax-Exempt
                 Securities



Nuveen Dividend
 Advantage
 Municipal
 Fund 2

Ticker           Security ID:                          Meeting Date             Meeting Status
NXZ              CUSIP 67070F506                       09/01/2009               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt
1.1              Elect Trustee Robert P. Bremner        Mgmt        For         For         For
1.2              Elect Trustee Jack B. Evans            Mgmt        For         For         For
1.3              Elect Trustee William C. Hunter        Mgmt        For         For         For
1.4              Elect Trustee William J. Schneider     Mgmt        For         For         For

2                Approve Change of Fundamental          Mgmt        For         For         For
                 Investment Policy Relating to
                 Investments in Municipal Securities
                 and Below Investment Grade
                 Securities
                 Investment Policy -Tax-Exempt
                 Municipal Bonds Covered by Insurance

3                 Approve New Fundamental Investment    Mgmt        For         For         For
                 Policy Relating to Investments in
                 Municipal Securities for the Fund

Nuveen Insured
 Premium
 Income
 Municipal
 Fund 2

Ticker           Security ID:                          Meeting Date             Meeting Status
NPX              CUSIP 6706D8708                       10/13/2009               Voted
Meeting Type     Country of Trade
Annual           United States
Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt
1.1              Elect Trustee Robert P. Bremner        Mgmt        For         For         For
1.2              Elect Trustee Jack B. Evans            Mgmt        For         For         For
1.3              Elect Trustee William C. Hunter        Mgmt        For         For         For
1.4              Elect Trustee William J. Schneider     Mgmt        For         For         For

2                Approve Elimination of Fundamental     Mgmt        For         For         For
                 Investment Policy Relating To
                 Investing In Other Investment
                 Companies.

3                Approve Elimination of Fundamental     Mgmt        For         For         For
                 Investment Policy Relating To
                 Commodities.

4                Approve New Fundamental Investment     Mgmt        For         For         For
                 Policy Relating To Commodities.

5                Approve Elimination of Fundamental     Mgmt        For         For         For
                 Investment Policy Relating To
                 Derivatives And Short Sales.




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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Charles Schwab Family of Funds


By:

             /S/ Randall W. Merk
             -------------------
             President

Date:        August 19, 2010